Long Term Debt - Project Level Secured Term Loans - Foreign Currency Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2009 INR (₨) Installment MW	Jun. 30, 2011 INR (₨) Installment MW	Mar. 31, 2012 INR (₨) Installment MW	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨) Installment	Sep. 30, 2013 INR (₨) Installment MW	Mar. 31, 2017 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2013 USD ($) MW	Mar. 31, 2012 USD ($) MW	Jun. 30, 2011 USD ($) MW	Sep. 30, 2009 USD ($) MW
Debt Instrument [Line Items]
Borrowings				₨ 32,697,568		₨ 22,830,410			$ 504,203
Deferred financing cost				909,131		438,172			14,019
Unrealized foreign exchange loss				(126,943)	$ (1,958)	338,297	₨ 240,656
Restricted cash non current				₨ 1,383,414		871,637			$ 21,333
Minimum [Member]
Debt Instrument [Line Items]
Interest on foreign currency loan				4.07%					4.07%
Maximum [Member]
Debt Instrument [Line Items]
Interest on foreign currency loan				6.43%					6.43%
Secured Foreign Currency Loan One [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	2													2
Borrowings	₨ 309,631													$ 6,230
Number of repayment installments	48
Repayment of loan, commenced date	Dec. 15, 2010
Collateral net carrying value				₨ 292,986					$ 4,518
Secured Foreign Currency Loan Two [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW		10											10
Borrowings		₨ 1,233,084											$ 26,835
Number of repayment installments		54
Repayment of loan, commenced date		Sep. 15, 2012
Collateral net carrying value				1,082,182					16,687
Secured Foreign Currency Loan Three [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW			5									5
Borrowings			₨ 782,793									$ 15,777
Number of repayment installments			66
Repayment of loan, commenced date			Jul. 15, 2012
Collateral net carrying value				618,188					9,533
Secured Foreign Currency Loan Four [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW								35			35
Borrowings								₨ 3,503,984			$ 63,709
Number of repayment installments								36
Repayment of loan, commenced date								Aug. 20, 2013
Collateral net carrying value				2,897,230					44,676
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings				49,077			₨ 1,326,658		757	$ 20,000
Number of repayment installments							54
Collateral net carrying value				₨ 47,389					731
Debt instrument interest rate				4.42%	4.42%		2.25%
Deferred financing cost				₨ 17,640					272
Unrealized foreign exchange loss				1,560,068	$ 24,057	1,580,504
Restricted cash non current				₨ 436,239		₨ 418,572			$ 6,727